Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Unaudited Proforma Results of Operation

The following unaudited pro forma results of operations reflect our results as if the acquisition of the Previously Managed Hotels had occurred on January 1, 2013. In our opinion, all significant adjustments necessary to reflect the effects of the acquisitions have been made (in thousands, except per share data):

For the year ended December 31, 2014
Total revenues	$988,858
Net loss attributable to La Quinta Holdings’ stockholders	(333,698)
Basic and diluted loss per share	(2.65)